Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2011 and 2012:

	Fair Value Measurements at December 31, 2011 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$72,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	165	-
Investment securities available-for-sale:
Corporate straight bonds	-	-	5,080
Restricted cash and cash equivalents :
Time deposits with original maturities less than three months	44,000	-	-
Other assets:
Embedded conversion option	-	-	174
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,266	-
Total	$116,000	1,431	5,254
Liabilities:
Short-term debt	$-	84,200	-
Total	$-	84,200	-

	Fair Value Measurements at December 31, 2012 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$45,000	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	172	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	1,273	-
Total	$45,000	1,445	-
Liabilities:
Short-term debt	$-	73,000	-
Total	$-	73,000	-

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis And Associated Losses [Table Text Block]

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2012 and the associated losses recognized in 2012 (nil in 2011):

	Fair Value Measurements at reporting Date Using
	December 31, 2012	Level 1	Level 2	Level 3	For the Year Ended December 31, 2012 Impairment loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- eTurbo Touch Technology Inc.	$477	-	-	477	238

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]

The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2011:

	Corporate straight bonds	Derivatives- Conversion option	Total
	(in thousands)
Balance at January 1, 2011	$5,196	1,004	6,200
Total unrealized gains (losses) included in earnings	67	(830)	(763)
Total unrealized losses included in other comprehensive income, net	(183)	-	(183)
Balance at December 31, 2011	$5,080	174	5,254
The amount of total gains (losses) in 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held December 31, 2011	$67	(830)	(763)